SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of useful lives of property, plant and equipment
Years
Equipment and furniture	5
Computers and software	2 - 3
Automobiles	5
Leasehold improvements	Lesser of the term of the lease or the estimated useful life

Schedule of changes in AOCI, including the amounts reclassified to income

Foreign currency translation and unrealized gains (losses), net of tax
(in thousands)
Balance at December 31, 2014	$63,754

Loss recorded in other comprehensive loss	(1,611)
Unrealized loss from available-for-sale investments	(673)

Balance at December 31, 2015	$61,470

Gain recorded in other comprehensive income	570
Gain reclassified from AOCI to income	(38)

Balance at December 31, 2016	$62,002

Summary of the total potential ordinary shares that were excluded from the diluted per share calculation

	Years ended December 31,
	2016	2015	2014
	(in thousands)
Anti-dilutive stock options and awards/units outstanding	605	1,295	1,784

Total(1)	605	1,295	1,784

(1)

Calculated using the treasury stock method, which assumes proceeds are used to reduce the dilutive effect of outstanding stock awards. Assumed proceeds include the unrecognized deferred compensation of share awards, and assumed tax proceeds from excess stock-based compensation deductions.

Schedule of diluted earnings per share
2016
Net Income attributable to UTStarcom Holding Corp.	$290
Weighted average shares outstanding—Diluted	36,402

Net Income per shares attributable to UTStarcom Holding Corp.—Diluted	$0.01